REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Change in Contract with Customer, Asset and Liability
Contract assets arise when we render services in advance of receiving payment from our customers. Contract liabilities arise when the customer makes payments in advance of receiving the services. Changes in our contract balances during the period are as follows:

(in thousands of $)	Contract assets (1)	Contract liabilities (2)
Opening balance on January 1, 2019	24,376	(31,296)
Payments received for services billed in prior period	(23,585)	—
Services provided and billed in current period	226,388	—
Payments received for services billed in current period	(208,523)	—
Deferred commissioning period revenue	—	4,220
Closing balance on December 31, 2019	18,656	(27,076)
(1) Relates to management fee revenue and liquefaction services revenue, see a) and b) below.
(2) Relates to liquefaction services revenue, see b) below.

Disaggregation of Revenue
The Hilli is moored in close proximity to the Customer’s gasfields, providing liquefaction service capacity over the term of the LTA. Liquefaction services revenue recognized comprises the following amounts:

	Year Ended December 31,
(in thousands of $)	2019	2018
Base tolling fee (1)	204,501	119,677
Amortization of deferred commissioning period revenue (2)	4,220	2,467
Amortization of Day 1 gain (3)	9,950	5,817
Other	(575)	(336)
Total	218,096	127,625
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel (included in "Liquefaction services revenue" in the consolidated statements of income), and at an increased rate when the oil price is greater than $60 per barrel (recognized as a derivative and included in "Realized and unrealized gain on oil derivative instrument" in the consolidated statements of income, excluded from revenue and from the transaction price).
(2) Customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, of $33.8 million is considered an upfront payment for services. These amounts billed were deferred (included in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets) and recognized as part of "Liquefaction services revenue" in the consolidated statements of income evenly over the contract term.
(3) The Day 1 gain was established when the oil derivative instrument was initially recognized in December 2017 for $79.6 million (recognized in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets). This amount is amortized and recognized as part of "Liquefaction services revenue" in the consolidated statements of income evenly over the contract term.